The Tocqueville International Value Fund (Prospectus Summary): | The Tocqueville International Value Fund
THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)

THE TOCQUEVILLE TRUST (the “Trust”)

THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)

Supplement dated December 27, 2012 to the Trust’s Prospectus, dated February 28, 2012

Effective January 1, 2013, Tocqueville Asset Management L.P. (the “Advisor”) is implementing an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total operating expenses (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.25% of the Fund’s average daily net assets. This expense limitation agreement will be in effect until at least March 1, 2014 and may not be terminated by the Advisor before that time.

The fee table on page 7 of the Prospectus is replaced with the below:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville International Value Fund
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville International Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.56%
Less: Fee Waiver/Expense Reimbursement		(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.25%
[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

The example on page 7 is replaced with the below: Example

This example is intended to help you compare the cost of investing in the Tocqueville International Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tocqueville International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Tocqueville International Value Fund	127	462	821	1,830